GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

 NOTE 1 - GENERAL

A.	Reporting Entity

Rail Vision Ltd. (the “Company”) was incorporated and registered in Israel on April 18, 2016. The Company is an early commercialization stage technology company that is engaged in the design, development and assembly of railway detection systems designed to solve the challenges in railway operational safety, efficiency and predictive maintenance. The Company’s railway detection systems include different types of cameras, including optics, visible light spectrum cameras (video) and thermal cameras that transmit data to a ruggedized on-board computer which is designed to be suitable for the rough environment of a train’s locomotive.

These interim condensed financial statements should be read in conjunction with the Company’s audited financial statements as of December 31, 2024 and for the year ended on that date, and the accompanying notes included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 31, 2025.

The Company’s activities are subject to significant risks and uncertainties. The Company has incurred significant losses since the date of its inception, and anticipates that it will continue to incur significant losses until it will be able to successfully commercialize its products. Failure to obtain this necessary capital when needed may force the Company to delay, limit or terminate its product development efforts or other operations. In addition, the Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital.

As described in note 3B and note 3C, during the reported period, the Company raised approximately $11.3 million as part of issuance of shares and exercises of warrants, and according to the current monthly burn rate, the management anticipates that its cash and cash equivalents as of the issuance date of the financial statements and the future expected cash flow from sales will be sufficient for more than 12 months of operations.